Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Assumptions used in determining fair value of the Call Option
The significant assumptions used in the determining the fair value of the Call Options at December 31, 2011 were as follows:

Stock price at December 31, 2011[1]	$45.88
Quarterly dividend yield (per share)[2]	$0.24
Risk-free interest rate[3]	0.42%
Credit spread (basis points)[4]	569
Expected volatility rate[5]	42%
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[1]	The Company's stock price has the most material impact to the fair values of the Call Options and the Notes, which drives the fair value of the Bifurcated Conversion Feature.

[2]	The Company used a discrete quarterly dividend payment of $0.24 per share based on historical and expected future quarterly dividend payments as of December 31, 2011.

[3]	The risk-free rate was based on the five-year and three-year Constant Maturity Treasury rate on December 31, 2011, compounded semi-annually.

[4]
The Company's credit rating was estimated to be between BB and B+ based on comparisons of its financial ratios and size to those of other rated companies. Using the Merrill Lynch High Yield index, the Company identified credit spreads for other debt issuances with similar credit ratings and used the median of such credit spreads.

[5]
The volatility rate was based on both observed volatility, which is based on the Company's historical stock price, and implied volatility from the Company's traded options. Such volatility was further adjusted to take into consideration market participant risk tolerance.

Summary of assets and liabilities measured and recognized at fair value on a recurring basis
The following table presents the Company's financial instruments, classified under the appropriate level of the fair value hierarchy, as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS:
Derivative Instruments
Aluminum -
Fixed priced purchase contracts	$—	$0.3	$—	$0.3
Midwest premium swap contracts	—	—	0.1	0.1
Hedges Relating to the Notes -
Call Options	—	46.3	—	46.3

VEBAs and Canadian Pension Plan
Fixed income investment funds in registered investment companies[1]	—	413.3	—	413.3
Mortgage backed securities	—	33.9	—	33.9
Corporate debt securities[2]	—	39.1	—	39.1
Equity investment funds in registered investment companies[3]	—	52.3	—	52.3
United States Treasuries	—	1.6	—	1.6
Municipal debt securities	—	6.3	—	6.3
Cash and money market investments[4]	12.1	—	—	12.1
Asset backed securities	—	5.0	—	5.0
Diversified investment funds in registered investment companies[5]	—	12.3	—	12.3

All Other Financial Assets
Cash and cash equivalents	49.8	—	—	49.8
Available for sale securities	—	4.9	—	4.9
Total	$61.9	$615.3	$0.1	$677.3

FINANCIAL LIABILITIES:
Derivative Instruments
Aluminum -
Fixed priced purchase contracts	$—	$(7.8)	$—	$(7.8)
Midwest premium swap contracts	—	—	(0.1)	(0.1)

Natural Gas -
Put option sales contracts	—	(5.6)	—	(5.6)
Fixed priced purchase contracts	—	(1.3)	—	(1.3)
Electricity -
Fixed priced purchase contracts	—	(1.8)	—	(1.8)
Hedges Relating to the Notes -
Bifurcated Conversion Feature	—	(53.9)	—	(53.9)

All Other Financial Liabilities
Nichols Promissory Note	—	(4.7)	—	(4.7)
Notes	(203.0)	—	—	(203.0)
Total	$(203.0)	$(75.1)	$(0.1)	$(278.2)

The following table presents the Company's financial instruments classified under the appropriate level of the fair value hierarchy as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS:
Derivative Instruments
Aluminum -
Call option purchase contracts	$—	$9.3	$—	$9.3
Put option purchase contracts	—	0.1	—	0.1
Fixed priced purchase contracts	—	18.2	—	18.2
Midwest premium swap contracts	—	—	0.2	0.2
Natural Gas -
Call option purchase contracts	—	0.3	—	0.3
Put option purchase contracts	—	2.5	—	2.5
Fixed priced purchase contracts	—	0.1	—	0.1
Hedges Relating to the Notes -
Call Options	—	48.4	—	48.4

VEBAs and Canadian Pension Plan
Fixed income investment funds in registered investment companies[1]	—	299.1	—	299.1
Mortgage backed securities	—	81.7	—	81.7
Corporate debt securities[2]	—	47.6	—	47.6
Equity investment funds in registered investment companies[3]	—	32.8	—	32.8
United States Treasuries	—	15.0	—	15.0
Municipal debt securities	—	7.1	—	7.1
Cash and money market investments[4]	11.2	—	—	11.2
Asset backed securities	—	10.1	—	10.1
Diversified investment funds in registered investment companies[5]	—	4.9	—	4.9

All Other Financial Assets

Cash and cash equivalents	135.6	—	—	135.6
Available for sale securities	—	4.6	—	4.6
Total	$146.8	$581.8	$0.2	$728.8

FINANCIAL LIABILITIES:
Derivative Instruments
Aluminum -
Call option sales contracts	$—	$(9.3)	$—	$(9.3)
Put option sales contracts	—	(0.1)	—	(0.1)
Fixed priced purchase contracts	—	(0.4)	—	(0.4)
Fixed priced sales contracts	—	(3.4)	—	(3.4)
Midwest premium swap contracts	—	—	(0.1)	(0.1)
Natural Gas -
Put option sales contracts	—	(4.6)	—	(4.6)
Fixed priced purchase contracts	—	(0.5)	—	(0.5)
Hedges Relating to the Notes -
Bifurcated Conversion Feature	—	(60.0)	—	(60.0)

All Other Financial Liabilities
Los Angeles Promissory Note	—	(7.0)	—	(7.0)
Nichols Promissory Note	—	(6.0)	—	(6.0)
Notes	(214.7)	—	—	(214.7)
Total	$(214.7)	$(91.3)	$(0.1)	$(306.1)
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1.
This category represents investments in various fixed income funds with multiple registered investment companies. Such funds invest in diversified portfolios, including (a) marketable fixed income securities such as (i) U.S. Treasury and other government issued debt securities, (ii) mortgage backed securities, (iii) asset backed securities, (iv) corporate bonds, notes and debentures in various sectors, (v) preferred stock, (vi) various deposit accounts and (vii) repurchase agreements and reverse repurchase agreements, (b) higher yielding, non-investment-grade fixed income securities in the high yield market, (c) debt securities of issuers located in countries with new or emerging markets, denominated in U.S. dollars or other foreign currencies and (d) fixed income instruments which may be represented by options, future contracts or swap agreements. The fair value of assets in this category is estimated using the net asset value per share of the investments.

2.
This category represents investments in fixed income corporate securities in various sectors. Investments in the industrial, financial and utilities sectors in 2011 represented approximately 53%, 38% and 9% of the total portfolio in this category, respectively. Investments in the industrial, financial and utilities sectors in 2010 represented approximately 53%, 36% and 11% of the total portfolio in this category, respectively. The fair value of assets in this category is estimated using the net asset value per share of the investments.

3.
This category represents investments in equity funds that invest in portfolios comprised of (i) equity securities of U.S. companies with a certain market capitalization threshold, (ii) American Depositary Receipts, or ADRs, for securities of non-U.S. issuers, and (iii) securities whose principal market is outside of U.S. The fair value of assets in this category is estimated using the net asset value per share of the investments. The fair value of assets in this category is estimated using the net asset value per share of the investments.

4.	This category represents cash and investments in various money market funds.

5.
The plan assets are invested in investment funds that hold a diversified portfolio of U.S and international equity securities and fixed income securities such as corporate bonds, government bonds, mortgage and asset backed securities. The fair value of assets in this category is estimated using the net asset value per share of the investments.

Reconciliation of activity for financial instruments classified as Level 3
Financial instruments classified as Level 3 in the fair value hierarchy represent derivative contracts in which management has used at least one significant unobservable input in the valuation model. The following table presents a reconciliation of activity for such derivative contracts on a net basis:

Level 3
Balance at December 31, 2010	$0.1
Total realized/unrealized losses included in:
Cost of goods sold excluding depreciation expense	1.4
Transactions involving Level 3 derivative contracts:
Purchases	—
Sales	—
Issuances	—
Settlements	(1.5)
Transactions involving Level 3 derivatives - net	(1.5)
Transfers in and (or) out of Level 3 valuation hierarchy	—
Balance at December 31, 2011	$—

Total gains included in earnings attributable to the change in unrealized losses relating to derivative contracts held at December 31, 2011:	$—

Summary of activities relating to the Company's CARO liabilities
The following table summarizes the activity relating to the Company's CARO liabilities:

	Year Ended December 31,
	2011	2010	2009
Beginning balance	$3.8	$3.5	$3.3
Liabilities incurred during the period	—	—	—
Liabilities settled during the period	(0.1)	—	—
Accretion expense	0.3	0.3	0.2
Adjustment to accretion expense due to revisions to estimated cash flow[1]	—	(1.1)	—
Revisions to estimated cash flow	—	1.1	—
Ending balance	$4.0	$3.8	$3.5
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[1] The adjustment increased both basic and diluted earnings per share for 2010 by approximately $0.05 per share.